Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Operating leases, rent expense	$ 18.9	$ 18.8	$ 7.8
Capital leases of lessee, interest rate	2.00%